Expense Example - FidelityGrowthCompanyFund-KPRO - FidelityGrowthCompanyFund-KPRO - Fidelity Growth Company Fund - Fidelity Growth Company Fund - Class K	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567